EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2018
EARNINGS PER SHARE [Abstract]
Earnings Per Share Basic And Diluted
The following reflects the income and share data used in the calculations of basic and diluted earnings per share:

	2018 US$000	2017 US$000	2016 US$000
Net loss attributable to members of the Parent Entity used in calculating basic and diluted earnings per share	(7,115)	(5,955)	(4,481)

	2018 Thousands of Shares	2017 Thousands of Shares	2016 Thousands of Shares
Weighted average number of Ordinary Shares used in calculating basic and diluted loss per share	326,101	213,376	153,123